Unsecured convertible loan notes and derivative financial instruments - Convertible Notes Presented in Consolidated Balance Sheet (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
'Ending Balance	$ 63,183,868
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition	27,640,052
Costs of issue of convertible notes	(43,614)
Interest expense	(1,855,991)
'Ending Balance	29,452,429
Derivative Financial Instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition	2,359,948
Costs of issue of convertible notes	(3,724)
Fair value gain	(1,930,428)
Effect of foreign currency movements	757
'Ending Balance	$ 426,553